Preferred and Common Shares and Additional Paid-in Capital	6 Months Ended
Jun. 30, 2016
Preferred and Common Shares and Additional Paid-in Capital [Abstract]
Preferred and Common Shares and Additional Paid-in Capital:
9.      Preferred and Common Shares and Additional Paid-in Capital:
Details of the Company's Preferred and Common Shares are discussed in Note 9 of the Company's consolidated financial statements for the year ended December 31, 2015, included in the Company's 2015 20-F Annual Report.
Equity offerings: On January 14, 2015, the Company completed a primary underwritten public offering of 9,800,084 of its common shares, at a price of $25.00 per share. The aggregate proceeds to the Company, net of underwriters' commissions and offering expenses, were $242,211. In addition, on May 18, 2015, the Company completed a primary underwritten public offering of 11,250,000 common shares, at a price of $16.00 per share. The aggregate proceeds to the Company, net of underwriters' commissions and offering expenses, were $175,586.

Issuance of shares in connection with vessel acquisitions: As further discussed in Note 5 above, 851,577 of the Company's common shares were issued during the six-month period ended June 30, 2015 in connection with the delivery of the final six Excel Vessels.
Issuance of shares in connection with the Company's Equity Incentive Plan: In April 2016, the Company issued 134,545 common shares in connection with its 2015 Equity Incentive Plan.
5-for-1 reverse stock split: Effective as of the opening of trading on June 20, 2016, the Company effected a five-for-one reverse stock split of its common shares. The reverse stock split was approved by shareholders at the Company's Special Meeting of Shareholders held on December 21, 2015. The reverse stock split reduced the number of the Company's common shares from 219,788,952 to 43,955,659 and affected all issued and outstanding common shares. No fractional shares were issued in connection to the reverse split. Shareholders who would otherwise have held a fractional share of the Company's common stock received a cash payment in lieu of such fractional share.